UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2016    (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Trilogy Global Equity Fund Schedule of Portfolio Investments (unaudited) July 31, 2016

	Shares	Value
Common Stocks - 96.8%
Consumer Discretionary - 13.8%
AutoZone, Inc. (United States)*	901	$733,387
Bridgestone Corp. (Japan)	9,000	311,679
CalAtlantic Group, Inc. (United States)	10,905	394,870
Carnival PLC (United States)	15,509	745,990
Chipotle Mexican Grill, Inc. (United States)*,1	525	222,595
Comcast Corp., Class A (United States)	14,129	950,175
Continental AG (Germany)	1,360	285,217
The Home Depot, Inc. (United States)	3,402	470,293
Honda Motor Co., Ltd. (Japan)	17,221	466,479
The Priceline Group, Inc. (United States)*	635	857,764
PulteGroup, Inc. (United States)	4,775	101,135
Sands China, Ltd. (Macau)	142,500	545,231
Suzuki Motor Corp. (Japan)	8,900	272,557
Tata Motors, Ltd., Sponsored ADR (India)	5,653	213,853
Urban Outfitters, Inc. (United States)*	8,879	265,482
Wolters Kluwer NV (Netherlands)	6,606	277,940
Wyndham Worldwide Corp. (United States)	4,324	307,090
Total Consumer Discretionary		7,421,737
Consumer Staples - 7.4%
Ambev, S.A., ADR (Brazil)	61,263	354,100
Diageo PLC (United Kingdom)	34,625	992,239
Japan Tobacco, Inc. (Japan)	7,700	300,298
Koninklijke Ahold Delhaize NV (Netherlands)	15,271	364,575
The Kroger Co. (United States)	22,960	785,002
Magnit PJSC, Sponsored GDR (Russia)	6,002	230,280
Reckitt Benckiser Group PLC (United Kingdom)	2,600	252,097
Sprouts Farmers Market, Inc. (United States)*,1	15,352	355,092
Unilever NV (United Kingdom)	7,741	358,598
Total Consumer Staples		3,992,281
Energy - 5.6%
BP PLC (United Kingdom)	43,214	244,490
EOG Resources, Inc. (United States)	8,695	710,382
FMC Technologies, Inc. (United States)*	11,914	302,377
Royal Dutch Shell PLC, A Shares (Netherlands)	5,916	152,753
Schlumberger, Ltd. (United States)	11,846	953,840
Tenaris, S.A. (Luxembourg)	12,599	168,925
TOTAL S.A. (France)	4,414	212,287
Valero Energy Corp. (United States)	4,532	236,933
Total Energy		2,981,987

	Shares	Value
Financials - 20.6%
AIA Group, Ltd. (Hong Kong)	64,200	$399,914
Allianz SE (Germany)	1,872	268,230
American International Group, Inc. (United States)	8,305	452,124
Ameriprise Financial, Inc. (United States)	4,675	448,052
Banco Bradesco, S.A., ADR (Brazil)	55,191	480,162
Bank of America Corp. (United States)	24,700	357,903
BNP Paribas S.A. (France)	7,593	376,647
The Carlyle Group, L.P. (United States)	17,722	306,236
Citigroup, Inc. (United States)	16,021	701,880
Daiwa Securities Group, Inc. (Japan)	35,000	196,433
Discover Financial Services (United States)	7,900	449,036
Housing Development Finance Corp., Ltd. (India)	22,108	455,894
ICICI Bank, Ltd., Sponsored ADR (India)	36,166	274,138
Industrial & Commercial Bank of China, Ltd., Class H (China)	627,900	358,211
Intesa Sanpaolo S.p.A (Italy)	208,170	459,362
JPMorgan Chase & Co. (United States)	27,122	1,734,994
Morgan Stanley (United States)	12,833	368,692
Prudential PLC (United Kingdom)	12,760	224,940
Schroders PLC (United Kingdom)	9,271	321,320
St. James’s Place PLC (United Kingdom)	20,677	253,054
Sumitomo Mitsui Financial Group, Inc. (Japan)	19,850	629,232
Suruga Bank, Ltd. (Japan)	10,700	243,974
T. Rowe Price Group, Inc. (United States)	13,565	958,910
Tokio Marine Holdings, Inc. (Japan)	8,100	313,529
Total Financials		11,032,867
Health Care - 9.9%
Amgen, Inc. (United States)	6,253	1,075,704
Bayer AG (Germany)	3,049	327,763
Express Scripts Holding Co. (United States)*	10,859	826,044
Gilead Sciences, Inc. (United States)	5,435	431,919
Hoya Corp. (Japan)	3,600	127,731
Mettler-Toledo International, Inc. (United States)*	762	313,342
Novo Nordisk A/S, Class B (Denmark)	6,126	348,363
Perrigo Co. PLC (Ireland)	4,237	387,219
Roche Holding AG (Switzerland)	3,871	988,143
Sanofi (France)	2,366	201,521
Universal Health Services, Inc., Class B (United States)	2,216	287,039
Total Health Care		5,314,788

AMG Trilogy Global Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.0%
Bureau Veritas S.A. (France)	36,175	$786,191
Delta Air Lines, Inc. (United States)	11,425	442,719
Experian PLC (Ireland)	12,233	239,284
Hino Motors, Ltd. (Japan)	11,100	115,919
Mitsubishi Electric Corp. (Japan)	26,100	304,286
Prysmian S.p.A. (Italy)	11,436	267,801
Ryanair Holdings PLC, Sponsored ADR (Ireland)	11,314	800,692
Southwest Airlines Co. (United States)	9,400	347,894
Stericycle, Inc. (United States)*	3,862	348,623
Union Pacific Corp. (United States)	9,683	901,003
United Rentals, Inc. (United States)*	2,310	184,038
Vestas Wind Systems A/S (Denmark)	3,977	278,035
Wolseley PLC (Switzerland)	15,486	863,475
Total Industrials		5,879,960
Information Technology - 21.4%
Alphabet, Inc., Class A (United States)*	2,310	1,827,995
Alphabet, Inc., Class C (United States)*	567	435,904
Alps Electric Co., Ltd. (Japan)	10,352	230,574
Apple, Inc. (United States)	6,420	669,028
Baidu, Inc., Sponsored ADR (China)*	4,514	720,434
Citrix Systems, Inc. (United States)*	3,000	267,390
Cognizant Technology Solutions Corp., Class A (United States)*	18,153	1,043,616
Infineon Technologies AG (Germany)	16,394	271,781
Infosys, Ltd., Sponsored ADR (India)	16,800	276,024
Juniper Networks, Inc. (United States)	43,323	982,999
MasterCard, Inc., Class A (United States)	10,691	1,018,211
Micron Technology, Inc. (United States)*	32,176	442,098
Microsoft Corp. (United States)	8,333	472,314
Samsung Electronics Co., Ltd., GDR (South Korea)*	3,281	2,255,536
SAP SE (Germany)	2,038	178,374
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	14,724	409,033
Total Information Technology		11,501,311
Materials - 3.0%
Akzo Nobel NV (Netherlands)	4,076	263,486
Asahi Kasei Corp. (Japan)	35,000	264,548
Glencore PLC (Switzerland)	70,971	175,165
LyondellBasell Industries N.V., Class A (United States)	3,405	256,260

	Shares	Value
Mosaic Co., The (United States)[1]	6,332	$170,964
Umicore, S.A. (Belgium)	8,588	496,901
Total Materials		1,627,324
Telecommunication Services - 3.6%
Bharti Airtel, Ltd. (India)	72,341	392,225
KDDI Corp. (Japan)	11,800	362,108
Orange, S.A. (France)	13,149	201,799
SoftBank Group Corp. (Japan)	8,100	445,860
Telenor ASA (Norway)	11,420	191,189
Vodafone Group PLC (United Kingdom)	108,982	331,075
Total Telecommunication Services		1,924,256
Utilities - 0.5%
NRG Energy, Inc. (United States)	18,595	257,355
Total Common Stocks (cost $48,570,252)		51,933,866
Warrants - 0.6%
Industrials - 0.6%
Bharti Infratel, Ltd., 06/26/18 (Netherlands)*	47,329	277,821
Bharti Infratel, Ltd., 08/05/19 (Netherlands)*	12,389	72,723
Total Industrials		350,544
Total Warrants (cost $165,392)		350,544

	Principal Amount
Short-Term Investments - 3.7%
Repurchase Agreements - 1.1%[2]
Cantor Fitzgerald Securities Inc., dated 07/29/16, due 08/01/16, 0.370%, total to be received $576,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/03/16 - 06/20/2066, totaling $587,515)	$575,995	575,995

	Shares
Other Investment Companies - 2.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35%	1,391,256	1,391,256
Total Short-Term Investments (cost $1,967,251)		1,967,251
Total Investments - 101.1% (cost $50,702,895)		54,251,661
Other Assets, less Liabilities - (1.1)%		(580,992)
Net Assets - 100.0%		$53,670,669

AMG Trilogy Emerging Markets Equity Fund Schedule of Portfolio Investments (unaudited) July 31, 2016

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 12.9%
ANTA Sports Products, Ltd. (China)	503,108	$1,124,407
Brilliance China Automotive Holdings, Ltd. (Hong Kong)	826,000	919,638
Coway Co., Ltd. (South Korea)	6,534	499,494
Dongfeng Motor Group Co., Ltd., Class H (China)	1,074,988	1,331,125
Feng TAY Enterprise Co., Ltd. (Taiwan)	201,600	910,989
Hankook Tire Co., Ltd. (South Korea)	24,429	1,183,228
Hanon Systems (South Korea)	61,507	630,369
Hyundai Motor Co. (South Korea)	10,382	1,224,997
Makalot Industrial Co., Ltd. (Taiwan)	62,000	320,810
Maruti Suzuki India, Ltd. (India)	13,399	954,657
Naspers, Ltd., N Shares (South Africa)	8,546	1,341,068
Sands China, Ltd. (Macau)	289,247	1,106,713
Shenzhou International Group Holdings, Ltd. (China)	210,000	1,108,562
Woolworths Holdings, Ltd. (South Africa)	72,625	468,087
Total Consumer Discretionary		13,124,144
Consumer Staples - 6.4%
Ambev, S.A., ADR (Brazil)	156,880	906,766
BGF retail Co., Ltd. (South Korea)	1,727	308,732
Bid Corp., Ltd. (South Africa)*	66,009	1,231,708
Gruma S.A.B de CV, Class B (Mexico)	42,400	610,424
Lenta, Ltd., GDR (Russia)*	49,274	370,040
Magnit PJSC, Sponsored GDR (Russia)	48,238	1,850,761
President Chain Store Corp. (Taiwan)	84,485	686,413
Shoprite Holdings, Ltd. (South Africa)	36,531	535,364
Total Consumer Staples		6,500,208
Energy - 4.0%
Bharat Petroleum Corp., Ltd. (India)	66,886	591,861
China Petroleum & Chemical Corp., ADR (China)	26,214	1,882,427
CNOOC, Ltd., Sponsored, ADR (China)	13,349	1,607,086
Total Energy		4,081,374
Financials - 30.2%
AIA Group, Ltd. (Hong Kong)	226,000	1,407,797
Axis Bank, Ltd. (India)	116,825	956,861
Banco Bradesco, S.A., ADR (Brazil)[1]	179,759	1,563,903
Banco de Chile, ADR (Chile)[1]	19,623	1,304,118
Bancolombia, S.A., Sponsored ADR (Colombia)	25,924	885,564
Bangkok Bank PCL (Thailand)	144,700	712,570

	Shares	Value
Bank Mandiri Persero Tbk PT (Indonesia)	1,458,393	$1,132,139
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,229,247	1,085,770
BB Seguridade Participacoes, S.A. (Brazil)	80,897	755,478
BDO Unibank, Inc. (Philippines)	383,280	921,692
Credicorp, Ltd. (Peru)	13,655	2,189,306
Dongbu Insurance Co., Ltd. (South Korea)	22,962	1,305,228
Emaar Malls Group PJSC (United Arab Emirates)	1,443,234	1,137,244
FirstRand, Ltd. (South Africa)	295,926	1,035,549
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	332,300	1,820,118
Housing Development Finance Corp., Ltd. (India)	85,275	1,758,476
ICICI Bank, Ltd., Sponsored ADR (India)	126,069	955,603
Industrial & Commercial Bank of China, Ltd., Class H (China)	2,503,412	1,428,173
Itau Unibanco Holding, S.A., Class H, Sponsored ADR (Brazil)	197,099	2,059,685
Kasikornbank PCL (Thailand)	206,500	1,185,096
Kasikornbank PCL, NVDR (Thailand)	58,200	330,871
PICC Property & Casualty Co., Ltd., Class H (China)	793,288	1,236,073
Sberbank of Russia, Sponsored ADR (Russia)	339,638	2,959,339
Shinhan Financial Group Co., Ltd. (South Korea)	19,504	696,978
Total Financials		30,823,631
Health Care - 4.5%
Aspen Pharmacare Holdings, Ltd. (South Africa)	43,315	1,169,777
Life Healthcare Group Holdings, Ltd. (South Africa)	370,963	1,009,374
Odontoprev, S.A. (Brazil)	54,513	218,731
Osstem Implant Co., Ltd. (South Korea)*	7,203	490,460
Richter Gedeon Nyrt (Hungary)	80,607	1,703,900
Total Health Care		4,592,242
Industrials - 5.3%
Air China, Ltd. (China)	658,000	502,392
Alfa S.A.B de CV, Class A (Mexico)	654,300	1,067,818
Alliance Global Group, Inc. (Philippines)	1,760,490	604,746
CCR, S.A. (Brazil)	162,586	936,183
Hyundai Glovis Co., Ltd. (South Korea)	3,913	587,720
KOC Holding A.S. (Turkey)	300,074	1,287,567
Zhuzhou CRRC Times Electric Co., Ltd., Class H (China)	73,500	406,659
Total Industrials		5,393,085

AMG Trilogy Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.5%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*[1]	41,078	$3,388,113
Baidu, Inc., Sponsored ADR (China)*	17,803	2,841,359
Cielo, S.A. (Brazil)	115,540	1,318,462
Delta Electronics, Inc. (Taiwan)	292,720	1,543,998
Hon Hai Precision Industry Co., Ltd. (Taiwan)	726,619	2,005,183
Infosys, Ltd., Sponsored ADR (India)	80,722	1,326,262
Lenovo Group, Ltd. (China)	808,000	523,625
Samsung Electronics Co., Ltd. (South Korea)	2,668	3,671,108
SK Hynix, Inc. (South Korea)	28,353	873,104
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	732,632	3,957,449
Tencent Holdings, Ltd. (China)	51,600	1,246,301
TOTVS, S.A. (Brazil)	52,549	536,446
Yandex NV, Class A (Russia)*	36,585	792,065
Total Information Technology		24,023,475
Materials - 6.4%
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	646,894	1,560,826
Korea Zinc Co., Ltd. (South Korea)	4,198	1,914,905
LG Chem, Ltd. (South Korea)	4,829	1,052,416
MMC Norilsk Nickel PJSC, ADR (Russia)	27,757	406,361
PhosAgro PJSC, GDR (Russia)	37,771	521,240
UPL, Ltd. (India)	117,187	1,096,733
Total Materials		6,552,481
Telecommunication Services - 3.5%
Bharti Airtel, Ltd. (India)	158,223	857,868
China Mobile, Ltd. (Hong Kong)	127,000	1,572,708
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	3,392,647	1,104,344
Total Telecommunication Services		3,534,920
Utilities - 2.0%
Huaneng Renewables Corp., Ltd., Class H (China)	3,334,000	1,070,303
Power Grid Corp. of India, Ltd. (India)	366,399	963,945
Total Utilities		2,034,248
Total Common Stocks (cost $97,525,140)		100,659,808

	Principal Amount	Value
Short-Term Investments - 3.9%
Repurchase Agreements - 3.5%[2]
Cantor Fitzgerald Securities. Inc., dated 07/29/16, due 08/01/16, 0.370%, total to be received $1,000,031 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/03/16 - 06/20/66, totaling $1,020,000)	$1,000,000	$1,000,000
Citigroup Global Markets, Inc., dated 07/29/16, due 08/01/16, 0.350%, total to be received $512,784 (colleteralized by various U.S. Government Agency Obligations, 2.000% - 7.645%, 06/01/18 - 08/01/46, totaling $523,024)	512,769	512,769
HSBC Securities USA, Inc., dated 07/29/16, due 08/01/16, 0.330%, total to be received $1,000,028 (collateralized by a U.S. Government Agency Obligation, 2.000% - 6.000%, 04/01/25 - 08/01/48, totaling $1,020,001)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 07/29/16, due 08/01/16, 0.360%, total to be received $1,000,030 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 08/25/16- 07/20/66, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,512,769

	Shares
Other Investment Companies - 0.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35%	436,766	436,766
Total Short-Term Investments (cost $3,949,535)		3,949,535
Total Investments - 102.6% (cost $101,474,675)		104,609,343
Other Assets, less Liabilities - (2.6)%		(2,652,773)
Net Assets - 100.0%		$101,956,570

AMG Trilogy International Small Cap Fund Schedule of Portfolio Investments (unaudited) July 31, 2016

	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 20.3%
Daiichikosho Co., Ltd. (Japan)	11,306	$516,132
Eclat Textile Co., Ltd. (Taiwan)	24,986	280,072
Entertainment One, Ltd. (Canada)	222,456	580,870
Feng TAY Enterprise Co., Ltd. (Taiwan)	66,080	298,602
Haseko Corp. (Japan)	46,823	492,056
IDOM Inc. (Japan)[1]	71,429	361,689
Inchcape PLC (United Kingdom)	39,870	355,494
Man Wah Holdings, Ltd. (Hong Kong)	544,580	397,828
Piaggio & C S.p.A. (Italy)	198,862	364,777
Techtronic Industries Co. (Hong Kong)[1]	53,870	228,125
Telepizza Group, S.A. (Spain)*,4	60,216	362,461
Total Consumer Discretionary		4,238,106
Consumer Staples - 9.1%
BGF retail Co., Ltd. (South Korea)	2,287	408,842
Gruma S.A.B de CV, Class B (Mexico)	25,100	361,360
Oriflame Holding AG (Switzerland)*	22,082	568,809
PureCircle, Ltd. (Malaysia)*	138,113	572,120
Total Consumer Staples		1,911,131
Energy - 1.9%
Tsakos Energy Navigation, Ltd. (Greece)	75,966	388,946
Financials - 22.1%
Aareal Bank AG (Germany)	7,019	230,619
AURELIUS SE & Co. KGaA (Germany)	10,095	615,349
Banca IFIS S.p.A. (Italy)	20,740	474,108
BUWOG AG (Austria)	19,934	483,458
Dongbu Insurance Co., Ltd. (South Korea)	5,660	321,731
Grand City Properties, S.A. (Luxembourg)	28,048	624,259
Hoist Finance AB (Sweden)[4]	46,897	439,806
Leopalace21 Corp. (Japan)	78,698	563,917
Savills PLC (United Kingdom)	48,327	447,034
Sumitomo Real Estate Sales Co., Ltd. (Japan)	10,800	230,918
Yes Bank, Ltd. (India)	10,207	186,199
Total Financials		4,617,398
Health Care - 6.7%
BioMerieux (France)	2,829	391,119
CVS Group PLC (United Kingdom)	12,207	128,758
Gerresheimer AG (Germany)	5,269	452,365
Osstem Implant Co., Ltd. (South Korea)*	6,390	435,102
Total Health Care		1,407,344
Industrials - 20.7%
Ashtead Group PLC (United Kingdom)	34,256	542,181

	Shares	Value
Chiyoda Corp. (Japan)	55,956	$392,458
Cramo OYJ (Finland)	14,566	344,072
Nishio Rent All Co., Ltd. (Japan)	17,200	416,524
Qantas Airways, Ltd. (Australia)	173,086	415,567
Speedy Hire PLC (United Kingdom)	1,347,202	614,434
Voltas, Ltd. (India)	67,078	350,891
Wacker Neuson SE (Germany)[1]	26,022	464,840
Wienerberger AG (Austria)	24,622	379,845
Zumtobel Group AG (Austria)	25,989	394,426
Total Industrials		4,315,238
Information Technology - 12.7%
Alps Electric Co., Ltd. (Japan)	18,180	404,929
Electrocomponents PLC (United Kingdom)	75,453	292,623
NICE-Systems, Ltd., ADR (Iceland)	5,699	391,236
PChome Online, Inc. (Taiwan)	29,000	326,155
Tieto OYJ (Finland)	12,429	357,879
UBISOFT Entertainment (France)*	10,880	446,560
XING AG (Germany)	2,115	422,624
Total Information Technology		2,642,006
Materials - 3.7%
Cementir Holding S.p.A. (Italy)	86,090	375,350
Taiheiyo Cement Corp. (Japan)	137,000	391,538
Total Materials		766,888
Total Common Stocks (cost $19,207,754)		20,287,057

	Principal Amount
Short-Term Investments - 5.1%
Repurchase Agreements - 2.1%[2]
Cantor Fitzgerald Securities, dated 07/29/16, due 08/01/16, 0.370%, total to be received $436,141 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/03/16 - 05/20/66, totaling $444,851)	$436,128	436,128
Other Investment Companies - 3.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35%	620,906	$620,906
Total Short-Term Investments (cost $1,057,034)		1,057,034
Total Investments - 102.3% (cost $20,264,788)		21,344,091
Other Liabilities, less Assets - (2.3)%		(479,307)
Net Assets - 100.0%		$20,864,784

AMG Trilogy Emerging Wealth Equity Fund Schedule of Portfolio Investments (unaudited) July 31, 2016

	Shares	Value
Common Stocks - 94.8%
Consumer Discretionary - 24.6%
adidas AG (Germany)	1,200	$197,127
BorgWarner, Inc. (United States)	15,420	511,636
Hermes International (France)	728	313,308
LVMH Moet Hennessy Louis Vuitton SE (France)	3,579	612,879
Maruti Suzuki India, Ltd. (India)	9,666	688,687
Naspers, Ltd., N Shares (South Africa)	11,352	1,781,394
NIKE, Inc., Class B (United States)	7,465	414,307
The Priceline Group, Inc. (United States)*	853	1,152,241
Samsonite International, S.A. (United States)	138,900	395,557
Sands China, Ltd. (Macau)	596,400	2,281,937
Starbucks Corp. (United States)	3,702	214,901
Truworths International, Ltd. (Saudi Arabia)	18,949	121,961
The Walt Disney Co. (United States)	2,213	212,337
Yum! Brands, Inc. (United States)	28,606	2,557,949
Total Consumer Discretionary		11,456,221
Consumer Staples - 9.4%
Ambev, S.A., ADR (Belize)	196,987	1,138,585
Bid Corp., Ltd. (South Africa)*	31,741	592,278
The Estee Lauder Cos., Inc., Class A (United States)	11,261	1,046,147
Gruma S.A.B de CV (Mexico)	30,400	437,663
Magnit PJSC, Sponsored GDR (Russia)	27,385	1,050,688
Shoprite Holdings, Ltd. (South Africa)	8,668	127,030
Total Consumer Staples		4,392,391
Energy - 2.2%
Schlumberger, Ltd. (United States)	12,844	1,034,199
Financials - 18.4%
AIA Group, Ltd. (Hong Kong)	204,200	1,272,001
Banco Santander, S.A. (Spain)	70,865	300,844
Bank Mandiri Persero Tbk PT (Indonesia)	308,100	239,175
BB Seguridade Participacoes, S.A. (Belize)	29,535	275,820
China Construction Bank Corp., Class H (China)	820,000	551,483
Citigroup, Inc. (United States)	25,328	1,109,620
Credicorp, Ltd. (Peru)	1,802	288,915
FirstRand, Ltd. (Saudi Arabia)	79,101	276,802
Housing Development Finance Corp., Ltd. (India)	72,222	1,489,307
ICICI Bank, Ltd., Sponsored ADR (India)	55,512	420,781
Industrial & Commercial Bank of China, Ltd., Class H (China)	952,000	543,107

	Shares	Value
Kasikornbank PCL, NVDR (Thailand)	55,900	$317,796
Mapfre, S.A. (Spain)	58,436	143,015
PICC Property & Casualty Co., Ltd., Class H (China)	318,000	495,496
Sberbank of Russia, Sponsored ADR (Russia)	98,620	859,297
Total Financials		8,583,459
Health Care - 4.7%
Agilent Technologies, Inc. (United States)	4,618	222,172
Aspen Pharmacare Holdings, Ltd. (South Africa)	33,100	893,908
Fresenius SE & Co. KGaA (Germany)	5,480	409,346
Novo Nordisk A/S Class B (Germany)	7,220	410,575
Roche Holding AG (Switzerland)	1,058	270,074
Total Health Care		2,206,075
Industrials - 3.0%
3M Co. (United States)	1,756	313,200
FANUC Corp. (Japan)*	400	66,883
Kansas City Southern (United States)	10,544	1,013,384
Total Industrials		1,393,467
Information Technology - 30.8%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	20,788	1,714,594
Alphabet, Inc., Class A (United States)*	1,330	1,052,482
Baidu, Inc., Sponsored ADR (China)*	11,675	1,863,330
Cielo, S.A. (Belize)	73,441	838,057
Cisco Systems, Inc. (United States)	20,702	632,032
Delta Electronics, Inc. (Taiwan)	8,000	42,197
Infineon Technologies AG (Germany)	98,662	1,635,625
Lenovo Group, Ltd. (China)	2,450,000	1,587,723
MasterCard, Inc., Class A (United States)	13,583	1,293,645
MercadoLibre, Inc. (Argentina)	942	144,201
QUALCOMM, Inc. (United States)	34,939	2,186,483
Samsung Electronics Co., Ltd., GDR (South Korea)*	693	476,405
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	16,737	464,954
Tencent Holdings, Ltd. (China)	17,200	415,434
Total Information Technology		14,347,162
Materials - 1.7%
Asian Paints, Ltd. (India)	27,169	452,633
Chr Hansen Holding A/S (Germany)	3,543	222,823

AMG Trilogy Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.7% (continued)
Givaudan, S.A. (Switzerland)	46	$94,472
Total Materials		769,928
Total Common Stocks (cost $41,077,576)		44,182,902
Preferred Stocks - 1.4%
Consumer Discretionary - 1.4%
Lojas Americanas, S.A. (Brazil) (cost $473,700)	112,587	667,731

	Shares	Value
Other Investment Companies - 3.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35% (cost $1,670,799)	1,670,799	$1,670,799
Total Other Investment Companies (cost $1,670,799)		1,670,799
Total Investments - 99.8% (cost $43,222,075)		46,521,432
Other Assets, less Liabilities - 0.2%		79,910
Net Assets - 100.0%		$46,601,342

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Trilogy Global Equity Fund	$50,898,684	$5,896,873	$(2,543,896)	$3,352,977
AMG Trilogy Emerging Markets Equity Fund	103,207,840	10,647,208	(9,245,705)	1,401,503
AMG Trilogy International Small Cap Fund	20,283,881	2,612,468	(1,552,259)	1,060,209
AMG Trilogy Emerging Wealth Equity Fund	43,249,721	4,708,545	(1,436,834)	3,271,711

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of July 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Trilogy Global Equity Fund	$556,930	1.0%
AMG Trilogy Emerging Markets Equity Fund	3,412,290	3.3%
AMG Trilogy International Small Cap Fund	428,097	2.1%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Trilogy International Small Cap Fund	$802,267	3.8%

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy Global Equity Fund†
Belgium	1.0%
Brazil	1.6%
China	2.1%
Denmark	1.2%
France	3.4%
Germany	2.5%
Hong Kong	0.7%
India	3.1%
Ireland	2.7%
Italy	1.4%
Japan	8.8%
Luxembourg	0.3%
Macau	1.0%
Netherlands	2.7%
Norway	0.4%
Russia	0.4%
South Korea	4.3%
Switzerland	3.9%
Taiwan	0.8%
United Kingdom	5.7%
United States	52.0%

100.0%

Country	AMG Trilogy Emerging Markets Equity Fund†
Brazil	8.2%
Chile	1.3%
China	19.6%
Colombia	0.9%
Hong Kong	3.9%
Hungary	1.7%
India	9.4%
Indonesia	3.3%
Macau	1.1%
Mexico	5.0%
Peru	2.2%
Philippines	1.5%
Russia	6.9%
South Africa	6.7%
South Korea	14.3%
Taiwan	9.4%
Thailand	2.2%
Turkey	1.3%
United Arab Emirates	1.1%

100.0%

†	As a percentage of long-term investments as of July 31, 2016.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy International Small Cap Fund†
Australia	2.0%
Austria	6.2%
Canada	2.9%
Finland	3.5%
France	4.1%
Germany	10.8%
Greece	1.9%
Hong Kong	3.1%
Iceland	1.9%
India	2.6%
Italy	6.0%
Japan	18.6%
Luxembourg	3.1%
Malaysia	2.8%
Mexico	1.8%
South Korea	5.7%
Spain	1.8%
Sweden	2.2%
Switzerland	2.8%
Taiwan	4.5%
United Kingdom	11.7%

100.0%

Country	AMG Trilogy Emerging Wealth Equity Fund†
Argentina	0.3%
Belize	5.0%
Brazil	1.5%
China	16.0%
France	2.1%
Germany	6.4%
Hong Kong	2.8%
India	6.8%
Indonesia	0.5%
Japan	0.1%
Macau	5.1%
Mexico	1.0%
Peru	0.6%
Russia	4.3%
Saudi Arabia	0.9%
South Africa	7.6%
South Korea	1.1%
Spain	1.0%
Switzerland	0.8%
Taiwan	1.1%
Thailand	0.7%
United States	34.3%

100.0%

†	As a percentage of long-term investments as of July 31, 2016.

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the above fair value hierarchy levels as of July 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Global Equity Fund
Investments in Securities

Common Stocks
Information Technology	$8,565,046	$2,936,265	—	$11,501,311
Financials	6,532,127	4,500,740	—	11,032,867
Consumer Discretionary	4,516,644	2,905,093	—	7,421,737
Industrials	3,024,969	2,854,991	—	5,879,960
Health Care	3,321,267	1,993,521	—	5,314,788
Consumer Staples	1,852,792	2,139,489	—	3,992,281
Energy	2,203,532	778,455	—	2,981,987
Telecommunication Services	—	1,924,256	—	1,924,256
Materials	427,224	1,200,100	—	1,627,324
Utilities	257,355	—	—	257,355
Warrants†	—	350,544	—	350,544
Short-Term Investments
Repurchase Agreements	—	575,995	—	575,995
Other Investment Companies	1,391,256	—	—	1,391,256

Total Investments in Securities	$32,092,212	$22,159,449	—	$54,251,661

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Markets Equity Fund
Investments in Securities

Common Stocks
Financials	$11,533,775	$19,289,856	—	$30,823,631
Information Technology	10,202,707	13,820,768	—	24,023,475
Consumer Discretionary	—	13,124,144	—	13,124,144
Materials	2,082,066	4,470,415	—	6,552,481
Consumer Staples	2,748,898	3,751,310	—	6,500,208
Industrials	2,004,001	3,389,084	—	5,393,085
Health Care	218,731	4,373,511	—	4,592,242
Energy	3,489,513	591,861	—	4,081,374
Telecommunication Services	—	3,534,920	—	3,534,920
Utilities	—	2,034,248	—	2,034,248
Short-Term Investments
Repurchase Agreements	—	3,512,769	—	3,512,769
Other Investment Companies	436,766	—	—	436,766

Total Investments in Securities	$32,716,457	$71,892,886	—	$104,609,343

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy International Small Cap Fund
Investments in Securities

Common Stocks
Financials	—	$4,617,398	—	$4,617,398
Industrials	—	4,315,238	—	4,315,238
Consumer Discretionary	$943,331	3,294,775	—	4,238,106
Information Technology	391,236	2,250,770	—	2,642,006
Consumer Staples	933,480	977,651	—	1,911,131
Health Care	128,758	1,278,586	—	1,407,344
Materials	—	766,888	—	766,888
Energy	388,946	—	—	388,946
Short-Term Investments
Repurchase Agreements	—	436,128	—	436,128
Other Investment Companies	620,906	—	—	620,906

Total Investments in Securities	$3,406,657	$17,937,434	—	$21,344,091

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Wealth Equity Fund
Investments in Securities

Common Stocks
Information Technology	$10,189,778	$4,157,384	—	$14,347,162
Consumer Discretionary	5,063,371	6,392,850	—	11,456,221
Financials	2,095,136	6,488,323	—	8,583,459
Consumer Staples	3,214,673	1,177,718	—	4,392,391
Health Care	222,172	1,983,903	—	2,206,075
Industrials	1,326,584	66,883	—	1,393,467
Energy	1,034,199	—	—	1,034,199
Materials	—	769,928	—	769,928
Preferred Stocks††	667,731	—	—	667,731
Other Investment Companies	1,670,799	—	—	1,670,799

Total Investments in Securities	$25,484,443	$21,036,989	—	$46,521,432

†	All warrants held in the AMG Trilogy Global Equity Fund are Level 2 securities. For a detailed breakout of the warrants by major industry classification, please refer to the Schedule of Portfolio Investments.
††	All preferred stocks held in AMG Trilogy Emerging Wealth Equity Fund are Level 1 securities. For a detailed breakout of the preferred stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2016, the AMG Trilogy Global Equity Fund, AMG Trilogy Emerging Markets Equity Fund, and AMG Trilogy Emerging Wealth Equity Fund had no transfers between levels from the beginning of the period.

As of July 31, 2016, the following Fund had transfers between Level 1 and Level 2 as follows:

AMG Trilogy International Small Cap Fund	Transfer into Level 1[1]	Transfer out of Level 1	Transfer into Level 2	Transfer out of Level 2[1]
Assets:
Common Stocks	$554,082	—	—	$(554,082)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

NVDR: Non-Voting Depository Receipt

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 27, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	September 27, 2016